Note 15. Restatement of Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event, Revised Financial Statements, Date Evaluated, Description	Note 6. Restatement of Financial Statements The financial statements have been retroactively restated to reflect the 40 to 1 reverse stock split that occurred on September 6, 2011.	Note 15. Restatement of Financial Statements The financial statements have been retroactively restated to reflect the 40 to 1 reverse stock split that occurred on September 6, 2011.